Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
Schedule of commercial commitments
	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Leases	$605,437	$202,677	$402,760	$-	$-